Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 29, 2019	Mar. 25, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Investment in equity accounted joint venture						$ 42,500,000
Total expected capital cost of investment in joint venture						42,462,000
Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture						41,000,000
Total expected capital cost of investment in joint venture						$ 155,000,000
Subsequent Event [Member] | Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture			$ 10,000,000	$ 3,500,000	$ 18,000,000
March 2019 Secured Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 107,000,000
January 2015 Secured Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility term		6 years
Credit facility, expiring period		2025-03
Aggregate fair value of collateral vehicles required for borrowings under facility		130.00%
Credit facility, final payment		$ 75,600,000
Credit facility, net proceeds		$ 31,400,000
Debt instrument covenant description		Under this agreement, liquidity must be no less (i) $35.0 million, or (ii) 5% of net debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility.
Minimum liquidity requirement		$ 35,000,000
Minimum liquidity requirement, as percentage of net debt		5.00%
March 2019 Terminal Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 75,000,000
Minimum [Member] | January 2015 Secured Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility		130.00%
London Interbank Offered Rate (LIBOR) [Member] | January 2015 Secured Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis spread on credit facility interest rate		2.40%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | March 2019 Terminal Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis spread on credit facility interest rate	2.50%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | March 2019 Terminal Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Basis spread on credit facility interest rate	3.00%